Embedded Derivatives (Details Narrative) $ in Thousands	Dec. 31, 2023	Dec. 15, 2023 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value of embedded derivatives		$ 1,951
Embedded Derivatives [Member] | White Hull One Factor Model [Member] | Share Price [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value of embedded derivatives inputs	1.47
Embedded Derivatives [Member] | White Hull One Factor Model [Member] | Calibrated Credit Spread [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value of embedded derivatives inputs	0.2336
Embedded Derivatives [Member] | White Hull One Factor Model [Member] | Expected Share Price Volatility [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value of embedded derivatives inputs	0.3822
Embedded Derivatives [Member] | White Hull One Factor Model [Member] | Expected Interest Rate Volatility [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value of embedded derivatives inputs	0.0124
Embedded Derivatives [Member] | White Hull One Factor Model [Member] | Mean Reversion Constant [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Fair value of embedded derivatives inputs	0.00002